4. ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Undue
Statement Line Items [Line Items]
Distribution of energy	8.00%
Rest of business segments	0.32%
30 days
Statement Line Items [Line Items]
Distribution of energy	8.00%
Rest of business segments	0.93%
60 days
Statement Line Items [Line Items]
Distribution of energy	12.00%
Rest of business segments	8.11%
90 days
Statement Line Items [Line Items]
Distribution of energy	19.00%
Rest of business segments	19.61%
120 days
Statement Line Items [Line Items]
Distribution of energy	26.00%
Rest of business segments	35.69%
150 days
Statement Line Items [Line Items]
Distribution of energy	59.00%
Rest of business segments	45.63%
180 days
Statement Line Items [Line Items]
Distribution of energy	69.00%
Rest of business segments	59.00%
+180 days
Statement Line Items [Line Items]
Distribution of energy	69.00%
Rest of business segments	63.01%